Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect of total derivative instruments	$ 2.9	$ (1.9)	$ (1.8)
Tax effect of unrealized hedging gains/(losses) and other	(0.1)	(5.3)	(3.2)
Tax effect of reclassification of deferred hedging (gains)/losses and other, included in net income	3.0	3.4	1.4
Tax effect of unrealized actuarial gains/(losses) and prior service (costs)/credits (1)	(30.8)	(47.1)	(16.8)
Tax effect of reclassification of net actuarial and other (gain) loss and amortization of prior service costs, included in net income	18.4	13.3	12.4
Tax effect of total pension and other postretirement benefits	$ (12.4)	$ (33.8)	$ (4.4)